Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earning per share information:
Net income attributable to Shares (US$ in thousands)	$ 21,778	$ 21,986	$ 18,731
Weighted average number of Shares outstanding used in basic earnings per Share calculation	39,383	37,626	36,190
Add assumed exercise of outstanding dilutive potential Shares	989	806	557
Weighted average number of Shares outstanding used in diluted earnings per Share calculation	40,372	38,432	36,747
Basic income from continuing operations per Share	$ 0.55	$ 0.55	$ 0.52
Basic income from discontinued operations per Share		0.03
Basic net earnings per share	0.55	0.58	0.52
Diluted income from continuing operations per Share	0.54	0.54	0.51
Diluted income from discontinued operations per Share		0.03
Diluted net income per Share	$ 0.54	$ 0.57	$ 0.51
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect